Share-Based Compensation - Assumptions Used to Estimate the Fair Values (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected volatility, minimum	123.00%	120.00%
Expected volatility, maximum	124.00%	122.00%
Risk free interest rate, minimum	1.69%	0.51%
Risk free interest rate, maximum	2.87%	1.01%
Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 3 days	5 years 6 months 3 days
Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term (in years)	5 years 6 months 10 days	5 years 6 months 14 days